                              ING SERIES FUND, INC.

                               ING TECHNOLOGY FUND

                        Supplement Dated January 6, 2004
                           to the ING Technology Fund

                Class O Statement of Additional Information (SAI)
                            Dated September 30, 2003

Effective January 1, 2004, BlackRock Advisors, Inc. ("BlackRock") began serving as interim sub-adviser to ING Technology Fund (the "Fund") under an interim sub-advisory agreement approved by the Board of Directors (the "Board"). If shareholders approve BlackRock as the sub-adviser to the Fund after the interim period, the Fund will enter into a new sub-advisory agreement with BlackRock.

As such, non-fundamental investment restriction (5) of the section entitled "Additional Investment Restrictions and Policies" on pages 5-6 of the SAI is deleted and replaced in its entirety with the following:

            (5) invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (ING Aeltus), Sub-Adviser to all Funds except ING Technology Fund, or BlackRock Advisors, Inc., interim Sub-Adviser to ING Technology Fund, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

The sixth and seventh paragraphs of the section entitled "Sub-Advisory Agreements" on pages 52 - 53 of the SAI are deleted and replaced in their entirety with the following:

            Pursuant to an interim Sub-Advisory Agreement between the Investment Adviser and BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to ING Technology Fund. In its capacity as Sub-Adviser to Technology Fund, BlackRock, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. BlackRock is a wholly owned subsidiary of BlackRock Inc., one of the largest publicly-traded investment firms in the U.S.

            As of September 30, 2003, BlackRock and its affiliates have assets under management of $293.5 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                               ING Technology Fund

                        Supplement Dated January 6, 2004
                           to the ING Technology Fund
                               Class O Prospectus
                            Dated September 30, 2003

On December 17, 2003, the Board of Directors (the "Board") of ING Series Fund, Inc. recommended that a special meeting of shareholders be held during the first quarter of 2004 to seek approval of a change in sub-adviser of ING Technology Fund (the "Fund") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock").

In connection with the change in sub-adviser, the Board has approved the following changes to the Fund: (1) a name change to ING Global Science and Technology Fund; and (2) changes to the Fund's non-fundamental investment strategies and policies pursuant to which the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors. It is anticipated that the new strategies and policies will be implemented on February 17, 2004.

This Supplement serves as notification of the changes as outlined above.

Effective January 1, 2004, BlackRock began serving as interim sub-adviser to the Fund under an interim sub-advisory agreement approved by the Board. If shareholders approve BlackRock as the sub-adviser to the Fund after the interim period, the Fund will enter into a new sub-advisory agreement with BlackRock. Paragraph 7 on page 3 of the section entitled "Objectives, Investment Strategies, Risks and Performance" in the Prospectus is therefore deleted and replaced with the following:

            BlackRock Advisors, Inc. ("BlackRock") is serving as the interim Sub-Adviser to ING Technology Fund.

The section entitled "Management of the Funds - Adviser and Sub-Advisers: ING Technology Fund" on page 29 of the Prospectus is deleted and replaced with the following:

            ING TECHNOLOGY FUND
            BLACKROCK ADVISORS, INC.

            BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as sub-adviser to the Fund. BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Fund's investments in accordance with the Fund's investment objective, policies and limitations. BlackRock makes investment decisions for the Fund as to those assets and places orders to purchase and sell all securities and other investments for the Fund. As of September 30, 2003, BlackRock and its affiliates managed $293.5 billion in assets.

            The Fund is managed by Thomas P. Callan and Daniel M. Rea.

            Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. Opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

            Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager to the Fund. Mr. Rea is a member of BlackRock's global small cap equity team and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

This Supplement supercedes the Supplement dated December 17, 2003.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.

                           ING Growth and Income Fund
                               ING Technology Fund
                           ING Value Opportunity Fund

                        Supplement Dated January 6, 2004
to the ING Growth and Income Fund, ING Technology Fund and ING Value Opportunity
                                      Fund
                         Classes A, B, and C Prospectus
                            Dated September 30, 2003

ING GROWTH AND INCOME FUND

On December 17, 2003, Board of Directors ("the Board") of ING Series Fund, Inc. on behalf of ING Growth and Income Fund (the "Fund") approved the appointment of Wellington Management Company, LLP ("Wellington Management") as sub-adviser to the Fund, subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider a proposal that the Fund enter into a Sub-Advisory Agreement with Wellington Management are expected to be mailed to shareholders during the first quarter of 2004.

If the proposal is approved by shareholders, the new Sub-Advisory Agreement will become effective shortly thereafter.

ING TECHNOLOGY FUND

On December 17, 2003, the Board recommended that a special meeting of shareholders be held during the first quarter of 2004 to seek approval of a change in sub-adviser of ING Technology Fund (the "Technology Fund") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock").

In connection with the change in sub-adviser, the Board has approved the following changes to the Technology Fund: (1) a name change to ING Global Science and Technology Fund; and (2) changes to the Technology Fund's non-fundamental investment strategies and policies pursuant to which the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors. It is anticipated that the new strategies and policies will be implemented on February 17, 2004.

This Supplement serves as notification of the changes as outlined above.

Effective January 1, 2004, BlackRock began serving as interim sub-adviser to the Technology Fund under an interim sub-advisory agreement approved by the Board. If shareholders approve BlackRock as the sub-adviser to the Technology Fund after the interim period, the Fund will enter into a new sub-advisory agreement with BlackRock. The section entitled "Management of the Funds - Adviser and Sub-Advisers: ING Technology Fund" on page 42 of the Prospectus is therefore deleted and replaced with the following:

            ING TECHNOLOGY FUND
            BLACKROCK ADVISORS, INC.

            BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as sub-adviser to the Fund. BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Fund's investments in accordance with the Fund's investment objective, policies and limitations. BlackRock makes investment decisions for the Fund as to those assets and places orders to purchase and sell all securities and other investments for the Fund. As of September 30, 2003, BlackRock and its affiliates managed $293.5 billion in assets.

            The Fund is managed by Thomas P. Callan and Daniel M. Rea.

            Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

            Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

ING VALUE OPPORTUNITY FUND

Effective December 29, 2003, the Board approved for ING Value Opportunity Fund (the "Value Opportunity Fund") a change in investment strategy, as more particularly described below. Also effective December 29, 2003, a team lead by William F. Coughlin began to serve as the portfolio manager of the Value Opportunity Fund.

The section entitled "ING Value Opportunity Fund - Investment Strategy" on page 16 of the Prospectus is deleted and replaced with the following:

            INVESTMENT STRATEGY

            Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and securities convertible into common stock.

            In managing the Fund, the Sub-Adviser may invest in companies of any size, although it tends to invest in companies with a market capitalization greater than $1 billion. Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business fundamentals deteriorate, when price objectives are reached, or when better investment opportunities present themselves.

            The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

            The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

            The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The section entitled "Management of the Funds - Adviser and Sub-Advisers: ING Value Opportunity Fund" on page 41 of the Prospectus is deleted and replaced with the following:

            ING VALUE OPPORTUNITY FUND

            The Fund is managed by a team of ING Aeltus equity investment specialists led by William F. Coughlin. William F. Coughlin, Portfolio Manager, joined ING Aeltus in April 2003. Prior to joining ING Aeltus, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

This Supplement supercedes the Supplement dated December 17, 2003.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.

                               ING TECHNOLOGY FUND

                        Supplement Dated January 6, 2004
                           to the ING Technology Fund
        Classes A, B, C and I Statement of Additional Information (SAI)
                            Dated September 30, 2003

Effective January 1, 2004, BlackRock Advisors, Inc. ("BlackRock") began serving as interim sub-adviser ING Technology Fund (the "Fund") under an interim sub-advisory agreement approved by the Board of Directors (the "Board"). If shareholders approve BlackRock as the sub-adviser to the Fund after the interim period, the Fund will enter into a new sub-advisory agreement with BlackRock.

As such, non-fundamental investment restriction (5) of the section entitled "Additional Investment Restrictions and Policies" on pages 5-6 of the SAI is deleted and replaced with the following:

            (5) invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (ING Aeltus), Sub-Adviser to all Funds except ING Technology Fund, or BlackRock Advisors, Inc., interim Sub-Adviser to ING Technology Fund, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

The ninth and tenth paragraphs of the section entitled "Sub-Advisory Agreements" on page 77 of the SAI are deleted and replaced with the following:

            Pursuant to an interim Sub-Advisory Agreement between the Investment Adviser and BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to ING Technology Fund. In its capacity as Sub-Adviser to Technology Fund, BlackRock, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. BlackRock is a wholly-owned subsidiary of BlackRock Inc., one of the largest publicly-traded investment firms in the U.S.

            As of September 30, 2003, BlackRock and its affiliates have assets under management of $293.5 billion.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                           ING Growth and Income Fund
                               ING Technology Fund
                           ING Value Opportunity Fund

                       Supplement Dated January 6, 2004
to the ING Growth and Income Fund, ING Technology Fund and ING Value Opportunity
                                      Fund
                               Class I Prospectus

                            Dated September 30, 2003

ING GROWTH AND INCOME FUND

On December 17, 2003, Board of Directors (the "Board") of ING Series Fund, Inc. on behalf of ING Growth and Income Fund (the "Fund") approved the appointment of Wellington Management Company, LLP ("Wellington Management") as sub-adviser to the Fund, subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider a proposal that the Fund enter into a Sub-Advisory Agreement with Wellington Management are expected to be mailed to shareholders during the first quarter of 2004.

If the proposal is approved by shareholders, the new Sub-Advisory Agreement will become effective shortly thereafter.

ING TECHNOLOGY FUND

On December 17, 2003, the Board recommended that a special meeting of shareholders be held during the first quarter of 2004 to seek approval of a change in sub-adviser of ING Technology Fund (the "Technology Fund") from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock").

In connection with the change in sub-adviser, the Board has approved the following changes to the Technology Fund: (1) a name change to ING Global Science and Technology Fund; and (2) changes to the Technology Fund's non-fundamental investment strategies and policies pursuant to which the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors. It is anticipated that the new strategies and policies will be implemented on February 17, 2004.

This Supplement serves as notification of the changes as outlined above.

Effective January 1, 2004, BlackRock began serving as interim sub-adviser to the Technology Fund under an interim sub-advisory agreement approved by the Board. If shareholders approve BlackRock as the sub-adviser to the Technology Fund after the interim period, the Fund will enter into a new sub-advisory agreement with BlackRock. The section entitled "Management of the

Funds - Adviser and Sub-Advisers: ING Technology Fund" on page 36 of the Prospectus is therefore deleted and replaced with the following:

      ING TECHNOLOGY FUND
      BLACKROCK ADVISORS, INC.

      BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as sub-adviser to the Fund. BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Fund's investments in accordance with the Fund's investment objective, policies and limitations. BlackRock makes investment decisions for the Fund as to those assets and places orders to purchase and all securities and other investments for the Fund. As of September 30, 2003, BlackRock and its affiliates managed $293.5 billion in assets.

      The Fund is managed by Thomas P. Callan and Daniel M. Rea.

      Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Fund. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock and co-manager for small and mid cap growth portfolios. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

      Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager to the Fund. Mr. Rea is a member of BlackRock's global small cap team and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

ING VALUE OPPORTUNITY FUND

Effective December 29, 2003, the Board approved for ING Value Opportunity Fund (the "Value Opportunity Fund") a change in investment strategy, as more particularly described below. Also effective December 29, 2003, a team lead by William F. Coughlin began to serve as the portfolio manager of the Value Opportunity Fund.

The section entitled "ING Value Opportunity Fund - Investment Strategy" on page 16 of the Prospectus is deleted and replaced with the following:

      Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and securities convertible into common stock.

      In managing the Fund, the Sub-Adviser may invest in companies of any size, although it tends to invest in companies with a market capitalization greater than $1 billion. Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business fundamentals deteriorate, when price objectives are reached, or when better investment opportunities present themselves.

      The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The section entitled "Management of the Funds - Adviser and Sub-Advisers: ING Value Opportunity Fund" on page 35 of the Prospectus is deleted and replaced with the following:

      ING VALUE OPPORTUNITY FUND

      The Fund is managed by a team of ING Aeltus equity investment specialists led by William F. Coughlin. William F. Coughlin, Portfolio Manager, joined ING Aeltus in April 2003. Prior to joining ING Aeltus, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

This Supplement supercedes the Supplement dated December 17, 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE